11. RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

During the six months ended June 30, 2015, we did not engage in any reportable transactions with our directors, executive officers, holders of more than 5% of our voting securities, and affiliates or immediately family members of our directors, executive officers and holders of more than 5% of our voting securities.

Since January 1, 2013, the Company engaged in the following reportable transactions with our directors, executive officers, holders of more than 5% of our voting securities, and affiliates or immediately family members of our directors, executive officers and holders of more than 5% of our voting securities.

Transactions with an Employee

On March 14, 2013, the Company entered into a Notes Payable with an employee $25,000. The Note Payable provides for interest 6% per year with a term of ninety days. On June 26, 2013, the Company signed an Amended Note Payable, extending the term through September 30, 2013. On September 6, 2013, the Company issued 1,224,918 shares of its common stock at a per share price of $0.021 as payment in full of the $25,000 principal and $723 of accrued and unpaid interest.

On March 20, 2013, this employee purchased 2,000,000 shares of the Company’s common stock at a price of $0.035 per share. The aggregate proceeds were $70,000. The shares were purchased as part of the Company’s Subscription Agreement dated December 2011.

Loans and Advances from Sterling C. Scott

Sterling Scott advanced various amounts to us. As of December 31, 2011, the amount due the former CEO was $183,103, and additional advances of $98,897 were made to us through April 5, 2012. On April 5, 2012, Mr. Scott converted $282,000 of these advances into a 6% senior convertible note. Mr. Scott made further advances during the year ended December 31, 2012 which were converted into the 6% senior convertible note. As of December 31, 2013, total amount owed to Mr. Scott was $453,932, which consisted of $413,680 in principal and $40,252 in accrued interest. As of September 10, 2014, the outstanding principal balance on Mr. Scott’s 6% convertible note was $413,680 and accrued interest were sold to two parties not related to us.

Investment in Vape Holdings, Inc.

See Note 9 for additional details.

Agreement with Jeff Giarraputo

On February 26, 2014, the Company engaged Jeff Giarraputo, a member of the Board of Directors, as an advisor to the Company for six months effective as of February 15, 2014. Mr. Giarraputo agreed to provide marketing, business development, and general management to us related to the cannabis industry. As compensation for these services, and subject to approval by our Board of Directors, the Company expected to grant Mr. Giarraputo a stock option to purchase 2,000,000 shares of our common stock at $0.31 per share, which represents the 30-day trailing average of the our common stock. All shares subject to the option will vest over a six month period beginning on the date of engagement and are subject to the terms and conditions of our 2011 Stock Incentive Plan including vesting requirements. On August 19, 2014, the Parties cancelled this Agreement and this stock option was not issued.